SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOAN (Details) - INR [Member] - INR (₨) ₨ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Short-term Debt [Line Items]
Short-term bank credit	[1]	₨ 2,534	₨ 2,801
Current maturities of Long- term bank loan and other	[1]	₨ 2,021	₨ 2,317
Weighted average interest
Short-term bank credit	[1]	9.30%	10.10%
Current maturities of Long- term bank loan and other	[1]	9.60%	8.90%
Total		₨ 4,555	₨ 5,118

[1]	Credit line and bank loan in Lioli - During 2022, Lioli engaged with a new bank and signed a new loan agreement. The loan agreement with the bank in Lioli contains customary covenants. Lioli is in compliance with the requirement of the financial covenants under the agreement of own capital contribution. The Loan Agreement also contains certain customary negative covenants that require Lioli to refrain from certain actions unless bank’s consent obtained. Lioli debt is secured by a SBLC (Stand By Letter of Credit) from Caesarstone and floating charge on all of Lioli’s assets. (see also Note 15).